NATURE OF BUSINESS (Details)	12 Months Ended
	Dec. 31, 2016 Vessel $ / shares shares	Dec. 31, 2015 $ / shares shares	May 21, 2015 shares	Dec. 31, 2014 shares	Dec. 31, 2013 shares	Nov. 22, 2013 $ / shares shares	Nov. 21, 2013 $ / shares
Subsidiary, Sale of Stock [Line Items]
Common stock, shares issued (in shares)	23,431,370	23,431,370		23,431,370	16,666,666
Share issue price (in dollars per share) | $ / shares	$ 0.01	$ 0.01					$ 0.01
Nordic American Tankers Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Shares repurchased (in shares)	1,172,774	870,839
Average price of shares (in dollars per share) | $ / shares	$ 5.99	$ 6.42
Number of PSVs | Vessel	10
Nordic American Tankers Limited [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Share repurchase program, authorized shares			2,500,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares issued (in shares)						16,666,666
Share issue price (in dollars per share) | $ / shares						$ 15